Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of investment assets

The following tables present the fair value of investment assets as of December 31, 2025 and 2024 by type of asset and by the valuation hierarchy described above. The Plan had no assets that were classified as Level 2 or 3 as of December 31, 2025 and 2024.

	Fair Value Measurements at
	December 31, 2025
Description	(Level 1)	Total
Urban Outfitters, Inc. common stock fund	$20,757,774	$20,757,774
Mutual funds	8,097,367	8,097,367
Interest-bearing deposits	2,006	2,006
Total investments	$28,857,147	28,857,147
Common collective trusts measured at NAV*		483,302,418
Total investments at fair value		$512,159,565

	Fair Value Measurements at
	December 31, 2024
Description	(Level 1)	Total
Urban Outfitters, Inc. common stock fund	$16,228,420	$16,228,420
Mutual funds	17,555,241	17,555,241
Interest-bearing deposits	1,847	1,847
Total investments	$33,785,508	33,785,508
Common collective trusts measured at NAV*		381,941,412
Total investments at fair value		$415,726,920

* Certain investments that are measured at fair value using the NAV per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.

The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024.

Redemption
				Frequency	Redemption
	Fair Value	Fair Value	Unfunded	(if currently	Notice
Investment Type	12/31/2025	12/31/2024	Commitments	eligible)	Period
Common collective trusts	$483,302,418	$381,941,412	N/A	Daily	Daily